Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 2,147	$ 1,054		$ 506
Finished products	5,909	4,690		2,742
Total inventory	$ 8,056	$ 5,744	$ 3,202	$ 3,248